Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Revenues	$ 156,613	$ 119,907	$ 116,520
Revenues - related party (Note 4)	63,731	72,870	54,974
Total revenues	220,344	192,777	171,494
Expenses:
Voyage expenses (Note 10)	6,479	5,907	5,776
Voyage expenses - related party (Notes 4, 10)	411	338	314
Vessel operating expenses (Note 10)	58,625	48,714	38,284
Vessel operating expenses - related party (Notes 4, 10)	11,708	13,315	17,039
General and administrative expenses (Note 4)	6,608	6,316	9,477
Loss on sale of vessels to third parties	0	0	7,073
Vessel depreciation and amortization (Note 5)	62,707	57,476	52,208
Operating income	73,806	60,711	41,323
Non operating income:
Gain on sale of claim (Note 15)	0	0	31,356
Gain from bargain purchase (Note 3)	0	0	42,256
Total non operating income	0	0	73,612
Other income / (expense):
Interest expense and finance cost (Note 7)	(20,143)	(19,225)	(15,991)
Gain on interest rate swap agreement (Note 8)	0	0	4
Other income	1,747	2,526	533
Total other expense, net	(18,396)	(16,699)	(15,454)
Partnership's net income	55,410	44,012	99,481
Preferred unit holders' interest in Partnership's net income	11,334	14,042	18,805
General Partner's interest in Partnership's net income	879	593	1,598
Common unit holders' interest in Partnership's net income	$ 43,197	$ 29,377	$ 79,078
Net income per: (Note 14)
Common unit basic	$ 0.38	$ 0.31	$ 1.04
Weighted-average units outstanding:
Common unit basic	115,030,879	93,353,168	75,645,207
Net income per: (Note 14)
Common unit diluted	$ 0.38	$ 0.31	$ 1.01
Weighted-average units outstanding:
Common units diluted	115,030,879	93,353,168	97,369,136
Comprehensive income:
Partnership's net income	$ 55,410	$ 44,012	$ 99,481
Other Comprehensive income:
Unrealized gain on derivative instruments (Note 8)	0	0	462
Comprehensive income	$ 55,410	$ 44,012	$ 99,943